Risk Management (Details) - Schedule of exposure to liquidity risk	Dec. 31, 2021	Dec. 31, 2020
30 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	1.00%	30.00%
30 Days Foreign Currency [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	2.00%	15.00%
90 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	2.00%	32.00%